UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hayground Cove Asset Management LLC
Address: 1370 6th Avenue, 20th Floor

         New York, NY  10019

13F File Number:  28-11227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jason Ader
Title:     Portfolio Manager
Phone:     212-445-7800

Signature, Place, and Date of Signing:

     /s/ Jason Ader     New York, NY     November 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $989,430 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A C MOORE ARTS & CRAFTS INC    COM              00086T103     3932   206600 SH       SOLE                   206600        0        0
BAIDU COM INC                  SPON ADR REP A   056752108    11566   132125 SH       SOLE                   132125        0        0
BARNES & NOBLE INC             COM              067774109    24125   635850 SH       SOLE                   635850        0        0
BJS WHOLESALE CLUB INC         COM              05548J106    20805   713000 SH       SOLE                   713000        0        0
BRUNSWICK CORP                 COM              117043109    21914   702600 SH       SOLE                   702600        0        0
CEMEX SAB DE CV                SPON ADR 5 ORD   151290889    11508   382600 SH       SOLE                   382600        0        0
CHECKFREE CORP NEW             COM              162813109     8731   211300 SH       SOLE                   211300        0        0
CHOICE HOTELS INTL INC         COM              169905106    19154   468300 SH       SOLE                   468300        0        0
CIRCUIT CITY STORE INC         COM              172737108    30769  1225335 SH       SOLE                  1225335        0        0
CKE RESTAURANTS INC            COM              12561E105    33973  2031825 SH       SOLE                  2031825        0        0
CKX INC                        COM              12562M106    17860  1434500 SH       SOLE                  1434500        0        0
CSX CORP                       COM              126408103    12915   393400 SH       SOLE                   393400        0        0
DENNYS CORP                    COM              24869P104    15268  4477557 SH       SOLE                  4477557        0        0
DILLARDS INC                   CL A             254067101    37860  1156750 SH       SOLE                  1156750        0        0
EAGLE MATERIALS INC            COM              26969P108     9194   273000 SH       SOLE                   273000        0        0
FOUR SEASONS HOTEL INC         LTD VTG SH       35100E104    35985   562875 SH       SOLE                   562875        0        0
GREAT WOLF RESORTS INC         COM              391523107    28676  2397655 SH       SOLE                  2397655        0        0
HARLEY DAVIDSON INC            COM              412822108    12744   203100 SH       SOLE                   203100        0        0
INDIA HOSPITALITY CORP         COM              B16G1G1      45773  8322394 SH       SOLE                  8322394        0        0
INDIA HOSPITALITY CORPWarrants WARRANT          B16GBT4       4013  9333334 SH       SOLE                  9333334        0        0
ISLE OF CAPRI CASINOS INC      COM              464592104    39859  1899450 SH       SOLE                  1899450        0        0
JABIL CIRCUIT INC              COM              466313103     4394   153800 SH       SOLE                   153800        0        0
LEHMAN BROS HLDGS INC          COM              524908100    13185   178500 SH       SOLE                   178500        0        0
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104    11877   593853 SH       SOLE                   593853        0        0
MGM MIRAGE                     COM              552953101    40145  1016600 SH       SOLE                  1016600        0        0
NASDAQ STOCK MARKET INC        COM              631103108    22746   752200 SH       SOLE                   752200        0        0
OFFICE DEPOT INC               COM              676220106    23129   582600 SH       SOLE                   582600        0        0
PAYLESS SHOESOURCE INC         COM              704379106     9477   380600 SH       SOLE                   380600        0        0
PENN NATL GAMING INC           COM              707569109    35976   985100 SH       SOLE                   985100        0        0
POLARIS INDS INC               COM              731068102    18275   456200 SH       SOLE                   456200        0        0
QUALCOMM INC                   COM              747525103    13373   367900 SH       SOLE                   367900        0        0
RADIOSHACK CORP                COM              750438103    50898  2637200 SH       SOLE                  2637200        0        0
RITE AID CORP                  COM              767754104    29545  6507750 SH       SOLE                  6507750        0        0
SCIENTIFIC GAMES CORP          CL A             80874P109    36398  1144609 SH       SOLE                  1144609        0        0
SEARS HLDGS CORP               COM              812350106    70472   445775 SH       SOLE                   445775        0        0
SUPERVALU INC                  COM              868536103    34622  1167700 SH       SOLE                  1167700        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108     6115   324400 SH       SOLE                   324400        0        0
TEREX CORP NEW                 COM              880779103    18345   405700 SH       SOLE                   405700        0        0
TIFFANY & CO NEW               COM              886547108    11496   346250 SH       SOLE                   346250        0        0
VALUEVISION MEDIA INC          CL A             92047K107     4771   411663 SH       SOLE                   411663        0        0
WALGREEN CO                    COM              931422109    19708   444000 SH       SOLE                   444000        0        0
WHIRLPOOL CORP                 COM              963320106    47980   570450 SH       SOLE                   570450        0        0
ZALE CORP NEW                  COM              988858106    19879   716600 SH       SOLE                   716600        0        0